Intangible Assets, Note: Schedule of Intangible Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, gross	$ 25,858,093	$ 11,670,389	$ 11,670,389
Accumulated amortization	(6,037,513)	(3,419,894)	(1,100,799)
Intangible assets, net	19,820,580	8,250,495	10,569,590
Castrovilla customer base
Intangible assets, gross	2,533,164	2,533,164	2,533,164
Accumulated amortization	(1,474,950)	(983,300)	(491,650)
Xnergy customer base
Intangible assets, gross	9,137,225	9,137,225	9,137,225
Accumulated amortization	(4,264,038)	(2,436,594)	(609,148)
Intelligent Power patents
Intangible assets, gross	4,147,832
Accumulated amortization	(101,663)
Millenium Power battery technology
Intangible assets, gross	10,039,872
Accumulated amortization	$ (196,860)